Leases (Notes)	6 Months Ended
Jun. 30, 2019
Disclosure of leases [Abstract]
Leases
Leases

The group leases various assets including buildings, plant and equipment and vehicles. Some of the group’s lease obligations are secured by the lessors’ title to the leased assets for such leases.

	As at Jun 2019
	US Dollar million
Right of use assets	Mine Infrastructure	Land and buildings	Total
Impact of adopting IFRS 16 - 1 January 2019	119	9	128
Transfers and other movements (1)	59	14	73
Additions	28	—	28
Accumulated amortisation and other movements	(38)	(12)	(50)
Net book value	168	11	179
Amortisation for the period	21	—	21

(1) Relates to contracts previously classified as leases under IAS 17 which the group has reassessed upon initial transition as leases under
IFRS 16 as of 1 January 2019.

As at Jun 2019
Amounts recognised in the income statement	US Dollar million
Amortisation expense on right of use assets	21
Interest expense on lease liabilities	6
Expenses on short term leases	49
Expenses on variable lease payments not included in the lease liabilities	116
Expenses on leases of low value assets	1

These expenses are allocated to cost of sales and corporate, administration and other costs.

Total cash outflow for leases during the period amounted to $25 million, consisting of repayments of liabilities of $20m and finance costs paid of $5m.

As at Jun 2019
Lease liabilities	US Dollar million
Non-current	145
Current	49
Total	194

As at Jun 2019
Maturity analysis of lease liabilities	US Dollar million
Undiscounted cash flows
Less than and including 1 year	56
Between 1 and 5 years	101
Five years and more	84
Total	241

As at Jun 2019
Reconciliation between IFRS 16 right of use assets and lease commitments as at 31 December 2018	US Dollar million
Lease liabilities at 1 January 2019	128
Discounting of lease liabilities	16
Non-qualifying leases (1)	121
Lease commitments at 31 December 2018	265

(1) Non-qualifying leases include right of use assets that are short term in nature, low value items, or where the contractual repayment structures are variable in nature only, as well as the service components of qualifying contracts, not capitalised as part of the initial cost of the right of use assets.
The group does not face a significant liquidity risk with regard to its lease liabilities. Lease liabilities are monitored within the group’s treasury function.
All lease contracts contain market review clauses in the event that AngloGold Ashanti exercises its option to renew.

The weighted average incremental borrowing rate at the date of initial application is 5.96%.